Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,600,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	635,260.00
Total Offset Amount	0.00
Net Fee	635,260.00
Narrative - Max Aggregate Offering Price	$ 4,600,000,000.00
Final Prospectus	true